PENSION AND OTHER POSTRETIREMENT BENEFITS - Components of Net Periodic Benefit Cost (Details) $ in Millions	3 Months Ended	12 Months Ended
	Jul. 02, 2016 USD ($)	Dec. 29, 2018 USD ($) item	Dec. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Components of net periodic benefit cost (credit)
Recognized loss on settlements		$ 93.7		$ 41.4
U.S.
Components of net periodic benefit cost (credit)
Service cost			$ 0.5
Interest cost		34.5	35.3
Actuarial loss (gain)	$ 72.0	(13.2)	73.1
U.S. | Continuing operations
Components of net periodic benefit cost (credit)
Service cost			0.5	0.4
Interest cost		34.5	35.3	34.4
Actuarial loss (gain)		(0.6)	1.7	(0.2)
Expected return on plan assets		(42.5)	(40.5)	(42.7)
Amortization of actuarial loss		21.2	18.7	19.0
Amortization of prior service cost (credit)		0.8	0.9	1.2
Recognized loss on settlements		92.0		41.4
Net periodic benefit cost (credit)		105.4	16.6	53.5
Int'l
Components of net periodic benefit cost (credit)
Service cost		19.2	18.2
Interest cost		15.7	14.3
Actuarial loss (gain)		(58.8)	(26.4)
Amortization of transition obligation				(0.1)
Int'l | Continuing operations
Components of net periodic benefit cost (credit)
Service cost		19.2	18.2	13.9
Interest cost		15.7	14.3	16.4
Expected return on plan assets		(23.8)	(21.1)	(21.4)
Amortization of actuarial loss		8.1	10.8	7.0
Amortization of prior service cost (credit)		(0.5)	(0.4)	(0.4)
Amortization of transition obligation				0.1
Recognized net gain on curtailments				(0.2)
Recognized loss on settlements		1.7
Net periodic benefit cost (credit)		20.4	21.8	15.4
U.S. Postretirement Health Benefits
Components of net periodic benefit cost (credit)
Interest cost		0.1	0.1
Actuarial loss (gain)		0.2	(0.1)
U.S. Postretirement Health Benefits | Continuing operations
Components of net periodic benefit cost (credit)
Interest cost		0.1	0.1	0.1
Amortization of actuarial loss		1.4	1.5	1.7
Amortization of prior service cost (credit)		(3.3)	(3.3)	(3.2)
Net periodic benefit cost (credit)		$ (1.8)	$ (1.7)	$ (1.4)
ADPP
Components of net periodic benefit cost (credit)
Recognized loss on settlements	$ 41.4
ADPP | U.S.
Components of net periodic benefit cost (credit)
Nonqualified Benefit Plan, Number of Plans | item		2